Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Net loss	$ (1,106,353)	$ (439,405)	$ (5,219,380)	$ (141,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of vested stock options	342,540	39,905	762,374	286,248
Amortization of common stock issued to employees with vesting terms	102,584	24,000	(341,250)	(161,936)
Fair value of vested common stock issued to employees			341,250	161,936
Fair value of vested warrants granted to employees		35,014		182,072
Fair value of common stock issued for services	100,000		659,101	276,000
Change in fair value of derivative liability	24,612	14,953	1,746,821	(2,600,809)
Changes in assets and liabilities:
Accrued compensation - officers and directors			122,292	29,375
Accounts receivable	(6,134)	(8,807)	11,199	31,199
Deposit		(558)
Inventory			6,470	2,008
Prepaid expense			(558)
Accounts payable - related party	(12,500)	6,900	27,600	5,900
Accounts payable and accrued liabilities	(66,193)	(11,984)	158,134	8,555
Net Cash Used in Operating Activities	(622,164)	(339,982)	(1,384,697)	(1,685,841)
Financing activities
Proceeds from exercise of warrants, net			777,000
Proceeds from Common Stock issuable		100,000		99,970
Proceeds from sale of common stock, net		165,030	1,665,030	1,291,574
Net Cash Provided by Financing Activities		265,030	2,442,030	1,391,544
Net increase (decrease) in cash			1,057,333	(294,297)
Cash - Beginning of Period	1,152,766	95,433	95,433	389,730
Cash - End of Period	530,602	20,481	1,152,766	95,433
Cash paid during the period for:
Interest		363
Income taxes
Non-Cash Investing and Financing Activities:
Fair value of warrants issued with common stock, recorded as derivative liability				1,694,651
Extinguishment of derivative liability		$ 80,278	$ 1,907,158	$ 99,311